Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: January 11, 2023

Payment Date	1/17/2023
Collection Period Start	12/1/2022
Collection Period End	12/31/2022
Interest Period Start	12/15/2022
Interest Period End	1/16/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$183,884,965.55	$27,786,976.43	$156,097,989.12	0.334831	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$796,167,965.55	$27,786,976.43	$768,380,989.12

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$799,559,175.54	$771,772,199.11	0.568950
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$799,559,175.54	$771,772,199.11
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$183,884,965.55	0.32000%	30/360	$49,035.99
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$796,167,965.55			$489,254.74

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$799,559,175.54	$771,772,199.11
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$799,559,175.54	$771,772,199.11
Number of Receivable Outstanding	51,827	51,120
Weight Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	46	45

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,593,117.92
Principal Collections	$27,690,307.97
Liquidation Proceeds	$94,103.76
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,377,529.65
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,377,529.65

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$666,299.31	$666,299.31	$—	$—	$29,711,230.34
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,711,230.34
Interest - Class A-2 Notes	$49,035.99	$49,035.99	$—	$—	$29,662,194.35
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$29,363,049.35
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$29,271,711.35
First Allocation of Principal	$—	$—	$—	$—	$29,271,711.35
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$29,257,128.97
Second Allocation of Principal	$—	$—	$—	$—	$29,257,128.97
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$29,240,965.20
Third Allocation of Principal	$10,831,766.44	$10,831,766.44	$—	$—	$18,409,198.76
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,390,209.16
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,826,209.16
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,826,209.16
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,434,999.17
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,434,999.17
Remaining Funds to Certificates	$1,434,999.17	$1,434,999.17	$—	$—	$—
Total	$30,377,529.65	$30,377,529.65	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$799,559,175.54	$771,772,199.11
Note Balance	$796,167,965.55	$768,380,989.12
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	7	$96,668.46
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	37	$94,103.76
Monthly Net Losses (Liquidation Proceeds)			$2,564.70
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.24%
Current Collection Period			—%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$1,144,082.97
Cumulative Net Loss Ratio			0.08%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.22%	94	$1,714,750.26
60-89 Days Delinquent	0.07%	33	$554,069.62
90-119 Days Delinquent	0.01%	5	$78,650.48
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.30%	132	$2,347,470.36

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$34,977.64
Total Repossessed Inventory		6	$102,117.67

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		38	$632,720.10
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.06%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.42	0.05%	19	0.04%